Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
	Barclays Bank Group
	2018	2017
	£m	£m
Opening balance as at 1 January	24,193	23,871
Issuances	221	3,041
Redemptions	(3,246)	(1,378)
Other	14,159	(1,341)
Total subordinated liabilities	35,327	24,193

	Barclays Bank Group
	2018	2017
	£m	£m
Undated subordinated liabilities	4,313	4,192
Dated subordinated liabilities	31,014	20,001
Total subordinated liabilities	35,327	24,193

Undated Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Detailed information about Subordinated liabilities
Undated subordinated liabilities		Barclays Bank Group
		2018	2017
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	16	16
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	199	197
Reserve Capital Instruments (RCIs)
6.3688% Step-up Callable Perpetual Reserve Capital Instruments	2019	34	36
14% Step-up Callable Perpetual Reserve Capital Instruments	2019	3,189	3,142
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	51	52
Undated Notes
7.7% Undated Subordinated Notes (USD 99m)	2018	-	74
8.25% Undated Subordinated Notes	2018	-	144
7.125% Undated Subordinated Notes	2020	173	182
6.125% Undated Subordinated Notes	2027	42	43
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	30	28
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m)[a]	Any interest payment date	95	-
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m)[a]	Any interest payment date	199	-
Undated Floating Rate Primary Capital Notes Series 3	Any interest payment date	21	21
Bonds
9.25% Perpetual Subordinated Bonds (ex-Woolwich Plc)	2021	83	87
9% Permanent Interest Bearing Capital Bonds	At any time	44	45
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	56	51
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	81	73
Total undated subordinated liabilities		4,313	4,192

Note

a Following a review, these instruments are deemed to have characteristics that would qualify them as subordinated liabilities rather than equity. They have subsequently been reclassified in December 2018 resulting in a £294m movement.

Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Detailed information about Subordinated liabilities
29 Subordinated liabilities continued
Dated subordinated liabilities			Barclays Bank Group

			2018	2017
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Floating Rate Subordinated Notes (EUR 40m)		2018	-	36
6% Fixed Rate Subordinated Notes (EUR 1,750m)		2018	-	1,643
CMS-Linked Subordinated Notes (EUR 100m)		2018	-	93
CMS-Linked Subordinated Notes (EUR 135m)		2018	-	124
Fixed/Floating Rate Subordinated Callable Notes	2018	2023	-	533
7.75% Contingent Capital Notes (USD 1,000m)	2018	2023	-	888
Floating Rate Subordinated Notes (EUR 50m)		2019	45	44
5.14% Lower Tier 2 Notes (USD 1,094m)		2020	851	841
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	1,474	1,484
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	256	273
Subordinated Floating Rate Notes (EUR 100m)		2021	89	88
10% Fixed Rate Subordinated Notes		2021	2,194	2,261
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	1,143	1,118
Subordinated Floating Rate Notes (EUR 50m)		2022	45	44
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	1,032	1,043
7.625% Contingent Capital Notes (USD 3,000m)		2022	2,502	2,429
Subordinated Floating Rate Notes (EUR 50m)		2023	45	44
5.75% Fixed Rate Subordinated Notes		2026	351	366
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	107	97
6.33% Subordinated Notes		2032	61	62
Subordinated Floating Rate Notes (EUR 68m)		2040	61	60
External issuances by other subsidiaries		2019-2023	384	59
Barclays Bank PLC notes issued intra-group to Barclays PLC
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m)	2020	2025	-	1,118
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,361	1,314
4.375% Fixed Rate Subordinated Notes (USD 1,250m)		2024	-	945
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	116	111
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,001	1,424
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	911	1,459
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			10,147	-
Various Subordinated Floating Rate Loans			1,023	-
Various Fixed Rate Subordinated Callable Loans			3,754	-
Various Subordinated Floating Rate Callable Loans			2,061	-
Total dated subordinated liabilities			31,014	20,001